FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS

Note 3 -	FAIR VALUE MEASUREMENTS
Accounting standards require certain assets and liabilities to be reported at fair value in the financial statements and provide a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.
Level 1 - Fair values determined by Level 1 inputs use quoted prices in active markets for identical assets that the Plan has the ability to access.
Level 2 - Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets in active markets and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 - Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.
In instances whereby inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Plan’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset.
The following tables present information about the Plan’s assets measured at fair value on a recurring basis at December 31, 2025 and 2024.
Assets Measured at Fair Value on a Recurring Basis at December 31, 2025

	Investments (at Fair Value)	Level 1	Level 2	Level 3
Mutual funds	$90,800,257	$90,800,257	$—	$—
Universal Insurance Holdings Common Stock Fund	3,136,990	3,136,990	—	—
Self-directed brokerage accounts (1)	2,920,665	2,920,665	—	—
Total	$96,857,912	$96,857,912	$—	$—
(1)At December 31, 2025, self-directed brokerage accounts consisted of money market funds of $325,806, interest-bearing cash of $419,933, and corporate common stock, mutual funds, and exchange-traded funds of $2,174,926, including $266,537 of UVE Common Stock.
Assets Measured at Fair Value on a Recurring Basis at December 31, 2024

	Investments (at Fair Value)	Level 1	Level 2	Level 3
Mutual funds	$75,712,861	75,712,861	$—	$—
Universal Insurance Holdings Common Stock Fund	1,872,371	1,872,371	—	—
Self-directed brokerage accounts (2)	2,063,418	2,063,418	—	—
Total	$79,648,650	$79,648,650	$—	$—

(2)Self-directed brokerage accounts consist of money market funds of $215,473, interest-bearing cash of $280,905, corporate common stock and exchange-traded funds of $1,567,040 of which includes $255,781 of UVE Common Stock at December 31, 2024.
The Plan’s policy is to recognize transfers between levels of the fair value hierarchy as of the actual date of the event of change in circumstances that caused the transfer. There have not been any transfers between levels of the fair value hierarchy during 2025 and 2024.